Warrants to Purchase Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants Abstract
Warrants to Purchase Common Stock

5. Warrants to Purchase Common Stock

The following table presents the Company’s warrants as of March 31, 2025:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2024	88,510	$14.54	3.26
Issued	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
Warrants as of March 31, 2025	88,510	$14.54	3.01

At March 31, 2025, warrants for the purchase of 88,510 shares were vested and no warrants remained unvested.

5. Warrants to Purchase Common Stock

The following table presents the Company’s warrants as of December 31, 2024 and 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2022	109,584	$13.25	4.53
Issued	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
Warrants as of December 31, 2023	109,584	$13.25	3.53
Issued	-	$-	-
Forfeited	(21,074)	$7.80	-
Exercised	-	$-	-
Warrants as of December 31, 2024	88,510	$14.54	3.26

During the years ended December 31, 2024 and 2023, stock-based compensation related to warrants totaled $85,016 and $127,520, respectively.

At December 31, 2024, warrants for the purchase of 88,510 shares were vested and no warrants remained unvested.